Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000223246
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class N Shares
Trading Symbol	SSSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$60	1.32%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.32%
AssetsNet	$ 233,357,073
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,063,069
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,357,073	22	$1,063,069	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Financials	4.2%
Health Care	5.8%
Consumer Staples	10.0%
Information Technology	10.3%
Materials	13.2%
Consumer Discretionary	22.0%
Industrials	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
Belden	6.3%
Darling Ingredients	6.3%
Louisiana-Pacific	6.0%
US Physical Therapy	5.8%
Enerpac Tool Group, Cl A	5.6%
AGCO	5.6%
Boot Barn Holdings	5.3%
Dorman Products	4.9%
Armstrong World Industries	4.7%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223247
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class I Shares
Trading Symbol	SSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$48	1.07%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.07%
AssetsNet	$ 233,357,073
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,063,069
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$233,357,073	22	$1,063,069	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Financials	4.2%
Health Care	5.8%
Consumer Staples	10.0%
Information Technology	10.3%
Materials	13.2%
Consumer Discretionary	22.0%
Industrials	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
Belden	6.3%
Darling Ingredients	6.3%
Louisiana-Pacific	6.0%
US Physical Therapy	5.8%
Enerpac Tool Group, Cl A	5.6%
AGCO	5.6%
Boot Barn Holdings	5.3%
Dorman Products	4.9%
Armstrong World Industries	4.7%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223248
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class N
Trading Symbol	SSEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$61	1.33%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.33%
AssetsNet	$ 45,033,235
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 180,765
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,033,235	22	$180,765	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Information Technology	6.0%
Materials	9.4%
Consumer Staples	10.3%
Consumer Discretionary	16.5%
Industrials	49.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadridge Financial Solutions	7.6%
Darling Ingredients	6.6%
Belden	6.0%
Brink's	5.9%
Louisiana-Pacific	5.9%
US Physical Therapy	5.5%
Boot Barn Holdings	5.1%
Watsco	4.6%
Armstrong World Industries	4.5%
Murphy USA	4.5%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/
C000223249
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class I
Trading Symbol	SSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$50	1.09%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.09%
AssetsNet	$ 45,033,235
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 180,765
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,033,235	22	$180,765	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Information Technology	6.0%
Materials	9.4%
Consumer Staples	10.3%
Consumer Discretionary	16.5%
Industrials	49.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadridge Financial Solutions	7.6%
Darling Ingredients	6.6%
Belden	6.0%
Brink's	5.9%
Louisiana-Pacific	5.9%
US Physical Therapy	5.5%
Boot Barn Holdings	5.1%
Watsco	4.6%
Armstrong World Industries	4.5%
Murphy USA	4.5%

Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/